Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives for All Other Property and Equipment (Details)	Dec. 31, 2025
Buildings and improvements [Member]
Schedule of Estimated Useful Lives for All Other Property and Equipment [Line Items]
Property and equipment estimated useful lives	39 years
Mining equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives for All Other Property and Equipment [Line Items]
Property and equipment estimated useful lives	2 years
Mining equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives for All Other Property and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Vehicles [Member]
Schedule of Estimated Useful Lives for All Other Property and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Other equipment and fixtures [Member] | Minimum [Member]
Schedule of Estimated Useful Lives for All Other Property and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Other equipment and fixtures [Member] | Maximum [Member]
Schedule of Estimated Useful Lives for All Other Property and Equipment [Line Items]
Property and equipment estimated useful lives	10 years
Land [Member]
Schedule of Estimated Useful Lives for All Other Property and Equipment [Line Items]
Property and equipment estimated useful lives
Assembly-in-progress mining equipment [Member]
Schedule of Estimated Useful Lives for All Other Property and Equipment [Line Items]
Property and equipment estimated useful lives